Consolidated Statements of Changes in Equity (USD $)	Total	Total stockholders' equity	Common stock	Additional paid-in capital	Accumulated other comprehensive income (foreign translation exchange n Adjustment)	Statutory surplus reserves	Retained earnings (accumulated deficit)	Non-controlling interests
Balance at Dec. 31, 2008	$ 56,899,124	$ 49,713,775	$ 42,894	$ 41,629,506	$ 4,143,225	$ 5,549,684	$ (1,651,534)	$ 7,185,349
Balance (in shares) at Dec. 31, 2008			42,893,928
Increase (Decrease) in Equity
Stock-based compensation	422,860	422,860		422,860
Exercise of stock options (note 16)	697,320	697,320	234	697,086
Exercise of stock options (in shares) (note 16)			234,100
Contribution from a former minority shareholder	115,677	115,677		115,677
Subscriptions received (note 16)	4,035	4,035		4,035
Share buyback (note 16)	(335,831)	(335,831)	(543)	(335,288)
Share buyback (in shares) (note 16)			(542,767)
Other comprehensive income (loss)
- Other comprehensive income attributable to non-controlling interests	17,502							17,502
- Other comprehensive income attributable to stockholders	81,971	81,971			81,971
Net income (loss) for the year
- Net income (loss) attributable to non-controlling interest	10,454,997							10,454,997
- Net income (loss) attributable to stockholders	19,958,388	19,958,388					19,958,388
Transfer to statutory surplus reserves (note 18)						4,313,567	(4,313,567)
Dividend distributed to non-controlling interest	(3,849,601)							(3,849,601)
Balance at Dec. 31, 2009	84,466,442	70,658,195	42,585	42,533,876	4,225,196	9,863,251	13,993,287	13,808,247
Balance (in shares) at Dec. 31, 2009			42,585,261
Increase (Decrease) in Equity
Stock-based compensation	459,901	459,901		459,901
Exercise of stock options (note 16)	409,955	409,955	221	409,734
Exercise of stock options (in shares) (note 16)			220,700
Issuance of new common stock (note 16)	66,125,000	66,125,000	11,500	66,113,500
Issuance of new common stock (in shares) (note 16)			11,500,000
Share issuance cost	(4,279,694)	(4,279,694)		(4,279,694)
Non-controlling interest of Sinovac Dalian (note 15)	20,477,416							20,477,416
Purchase additional 25% interest in Sinovac Dalian (note 15)	(7,562,237)							(7,562,237)
Equity adjustment on acquisition of an additional 1.53% and 25% in Sinovac Beijing (note 11) and Sinovac Dalian (note 15) for the years ended 2011 and 2010, respectively		(1,112,527)		(1,112,527)				1,112,527
Other comprehensive income (loss)
- Other comprehensive income attributable to non-controlling interests	888,979	27,392		27,392				861,587
- Other comprehensive income attributable to stockholders	2,658,638	2,658,638			2,658,638
Net income (loss) for the year
- Net income (loss) attributable to non-controlling interest	(4,094,659)							(4,094,659)
- Net income (loss) attributable to stockholders	(8,507,344)	(8,507,344)					(8,507,344)
Transfer to statutory surplus reserves (note 18)						1,609,859	(1,609,859)
Dividend distributed to non-controlling interest	(3,285,902)							(3,285,902)
Balance at Dec. 31, 2010	147,756,495	126,439,516	54,306	104,152,182	6,883,834	11,473,110	3,876,084	21,316,979
Balance (in shares) at Dec. 31, 2010			54,305,961
Increase (Decrease) in Equity
Stock-based compensation	206,301	206,301		206,301
Exercise of stock options (note 16)	748,800	748,800	468	748,332
Exercise of stock options (in shares) (note 16)			468,000
Subscriptions received (note 16)	3,360	3,360		3,360
Equity adjustment on acquisition of an additional 1.53% and 25% in Sinovac Beijing (note 11) and Sinovac Dalian (note 15) for the years ended 2011 and 2010, respectively		256,230		273,171	(16,941)			(256,230)
Other comprehensive income (loss)
- Other comprehensive income attributable to non-controlling interests	528,560							528,560
- Other comprehensive income attributable to stockholders	3,111,432	3,111,432			3,111,432
Net income (loss) for the year
- Net income (loss) attributable to non-controlling interest	445,002							445,002
- Net income (loss) attributable to stockholders	(844,696)	(844,696)					(844,696)
Transfer to statutory surplus reserves (note 18)						335,161	(335,161)
Dividend distributed to non-controlling interest	(6,657,783)							(6,657,783)
Balance at Dec. 31, 2011	$ 145,297,471	$ 129,920,943	$ 54,774	$ 105,383,346	$ 9,978,325	$ 11,808,271	$ 2,696,227	$ 15,376,528
Balance (in shares) at Dec. 31, 2011			54,773,961